Acquisitions and divestitures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Results on disposals of non-current assets	$ 1,059		$ 1,059
Equity results and other results in associates and joint ventures		$ (93)		$ (56)
PT Vale Indonesia Tbk [Member]
IfrsStatementLineItems [Line Items]
Results on disposals of non-current assets	$ 1,059		$ 1,059
Mineracao Rio Do Norte [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures		$ (93)		(93)
Companhia Sideruirgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures				$ 37